Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended	23 Months Ended	24 Months Ended	30 Months Ended	35 Months Ended	36 Months Ended	42 Months Ended	47 Months Ended	48 Months Ended	54 Months Ended	59 Months Ended	60 Months Ended	66 Months Ended	71 Months Ended	72 Months Ended	78 Months Ended	83 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Feb. 07, 2019	Jun. 24, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000105308 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Plus Shares
Accumulated Value			$ 100,000,000				$ 102,861,113			$ 106,850,710			$ 106,696,861			$ 117,595,872			$ 129,153,370			$ 126,139,257			$ 109,432,372		$ 116,110,971		$ 117,904,249		$ 128,024,386
C000024520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			5,000,000				5,142,540			5,341,467			5,333,244			5,877,448			6,454,452			6,303,245			5,467,847		5,800,964		5,889,898		6,395,063
C000007058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Admiral Shares
Accumulated Value			10,000				10,283			10,679			10,660			11,745			12,896			12,591			10,920		11,583		11,758		12,764
C000046841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ETF Shares Net Asset Value
Accumulated Value			10,000				10,286			10,676			10,667			11,754			12,895			12,603			10,926		11,599		11,772		12,788
C000007057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,275			10,662			10,635			11,708			12,845			12,531			10,860		11,510		11,675		12,662
C000046842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ETF Shares Net Asset Value
Accumulated Value			10,000				10,652.98631			11,813.09927			11,285.86324			13,440.17743			15,622.36864			15,210.77372			11,073.53364		11,907.36707		11,419.77217		12,165.34269
C000209800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Admiral Shares
Accumulated Value	$ 10,000				$ 11,585				$ 13,464			$ 13,106			$ 9,539			$ 10,256			$ 9,830			$ 10,475
C000024522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			5,000,000				5,299,006			5,875,082			5,615,982			6,690,014			7,777,141			7,572,095			5,512,158		5,927,951		5,683,240		6,057,373
C000105309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Plus Shares
Accumulated Value			100,000,000				105,990,838			117,526,112			112,354,230			133,854,697			155,621,519			151,534,576			110,322,011		118,655,983		113,766,667		121,264,951
C000105311 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Plus Shares
Accumulated Value			100,000,000				101,521,215			102,746,510			104,163,502			109,253,974			114,413,062			113,211,478			106,974,316		112,212,178		116,427,961		123,537,869
C000105310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			5,000,000				5,075,543			5,136,289			5,206,604			5,460,507			5,717,788			5,657,178			5,344,945		5,605,989		5,816,013		6,170,564
C000007061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Admiral Shares
Accumulated Value			10,000				10,149			10,268			10,407			10,912			11,424			11,301			10,675		11,194		11,612		12,317
C000046843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ETF Shares Net Asset Value
Accumulated Value			10,000				10,142			10,264			10,402			10,913			11,423			11,308			10,680		11,205		11,626		12,329
C000007060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,141			10,252			10,382			10,878			11,379			11,247			10,616		11,124		11,529		12,219
C000007062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,250			10,604			10,590			11,502			12,377			12,159			10,548		11,138		11,265		12,058
C000046844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ETF Shares Net Asset Value
Accumulated Value			10,000				10,257			10,628			10,624			11,549			12,440			12,233			10,625		11,231		11,381		12,191
C000007063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Admiral Shares
Accumulated Value			10,000				10,259.58102			10,624.61417			10,621.71088			11,547.29338			12,438.6698			12,231.33082			10,621.4648		11,227.18103		11,366.13219		12,179.05092
C000007064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			5,000,000				5,130,318.793			5,313,336.01			5,312,667.141			5,776,479.563			6,223,314.668			6,120,506.981			5,315,747.94		5,619,722.183		5,690,104.04		6,097,844.683
C000081425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Plus Shares
Accumulated Value			100,000,000				102,616,701			106,288,943			106,280,942			115,565,336			124,511,000			122,460,192			106,363,771		112,451,850		113,867,808		122,032,660
C000170279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Select Shares
Accumulated Value		$ 3,000,000,000		$ 2,934,009,786.63				$ 3,039,606,703.09			$ 3,039,983,508.91			$ 3,306,204,450.95			$ 3,562,839,118.45			$ 3,504,858,743.3			$ 3,044,785,959.39			$ 3,219,704,659.71		$ 3,260,881,831.26		$ 3,495,125,051.93
C000054351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			5,000,000				5,231,641			5,386,963			5,311,647			5,746,271			6,381,123			6,746,102			5,943,076		6,171,861		6,286,768		6,725,348
C000054350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Admiral Shares
Accumulated Value			50,000				52,308			53,833			53,084			57,417			63,707			67,324			59,345		61,592		62,735		67,042
C000054349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,452			10,746			10,587			11,439			12,686			13,392			11,792		12,222		12,436		13,278
C000075027 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,255			10,617			10,606			11,520			12,362			12,147			10,546		11,134		11,272		12,072
C000075028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			5,000,000				5,131,039			5,315,817			5,314,002			5,775,876			6,202,377			6,099,099			5,298,642		5,598,412		5,671,686		6,078,158
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value	10,000		10,000		10,765.64		10,275		11,599.48	10,648		11,416.69	10,640		9,924.79	11,584		10,480.17	12,481		10,619.11	12,284		11,384.69	10,679		11,276		11,426		12,250
Bloomberg U S Aggregate Float Adjusted C000105309 Index [Member]
Account Value [Line Items]
Accumulated Value							102,752,909.54			106,480,338.56			106,396,366.72			115,835,281.41			124,807,171.95			122,840,432.4			106,788,000.36		112,763,742.47		114,258,656.13		122,496,132.81
Bloomberg U S Aggregate Float Adjusted C000024522 Index [Member]
Account Value [Line Items]
Accumulated Value							5,137,645.48			5,324,016.93			5,319,818.34			5,791,764.07			6,240,358.6			6,142,021.62			5,339,400.02		5,638,187.12		5,712,932.81		6,124,806.64
Bloomberg U S Aggregate Float Adjusted C000046842 Index [Member]
Account Value [Line Items]
Accumulated Value							10,275.29095			10,648.03386			10,639.63667			11,583.52814			12,480.7172			12,284.04324			10,678.80004		11,276.37425		11,425.86561		12,249.61328
Bloomberg U S Aggregate Float Adjusted C000105311 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000,000				102,752,910			106,480,339			106,396,367			115,835,281			124,807,172			122,840,432			106,788,000		112,763,742		114,258,656		122,496,133
Bloomberg U S Aggregate Float Adjusted C000105310 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,137,645			5,324,017			5,319,818			5,791,764			6,240,359			6,142,022			5,339,400		5,638,187		5,712,933		6,124,807
Bloomberg U S Aggregate Bond C000054351 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,132,374			5,314,154			5,314,758			5,778,030			6,211,765			6,115,977			5,320,280		5,614,430		5,684,624		6,099,654
Bloomberg U S Aggregate Bond C000054350 Index [Member]
Account Value [Line Items]
Accumulated Value			50,000				51,324			53,142			53,148			57,780			62,118			61,160			53,203		56,144		56,846		60,997
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,265			10,628			10,630			11,556			12,424			12,232			10,641		11,229		11,369		12,199
Bloomberg U S 5 10 Year Government Credit Float Adjusted C000105308 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000,000				103,104,929			107,036,365			106,961,891			118,059,905			129,549,960			126,597,121			109,979,985		116,562,695		118,252,129		128,612,693
Bloomberg U S 5 10 Year Government Credit Float Adjusted C000024520 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,155,246			5,351,818			5,348,095			5,902,995			6,477,498			6,329,856			5,498,999		5,828,135		5,912,606		6,430,635
Bloomberg U S 5 10 Year Government Credit Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index
Accumulated Value			10,000				10,310			10,704			10,696			11,806			12,955			12,660			10,998		11,656		11,825		12,861
Bloomberg U S Long Government Credit Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Long Government/Credit Float Adjusted Index
Accumulated Value	$ 10,000		10,000		$ 11,660.22		10,667.68222		$ 13,539.64	11,810.80986		$ 13,198.97	11,257.61462		$ 9,623.65	13,463.23281		$ 10,309.4	15,633.26985		$ 9,881.35	15,239.91982		$ 10,535.55	11,111.75921		11,903.53736		11,409.30068		12,164.65548
Bloomberg U S Long Government Credit Float Adjusted C000105309 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000,000				106,676,822.22			118,108,098.57			112,576,146.2			134,632,328.13			156,332,698.49			152,399,198.19			111,117,592.13		119,035,373.55		114,093,006.78		121,646,554.84
Bloomberg U S Long Government Credit Float Adjusted C000024522 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,333,841.11			5,905,404.93			5,628,807.31			6,731,616.41			7,816,634.92			7,619,959.91			5,555,879.61		5,951,768.68		5,704,650.34		6,082,327.74
Bloomberg U S 1 5 Year Government Credit Float Adjusted C000105311 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000,000				101,565,464			102,851,393			104,273,963			109,496,396			114,650,583			113,534,358			107,295,423		112,539,880		116,767,227		123,898,298
Bloomberg U S 1 5 Year Government Credit Float Adjusted C000105310 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,078,273			5,142,570			5,213,698			5,474,820			5,732,529			5,676,718			5,364,771		5,626,994		5,838,361		6,194,915
Bloomberg U S 1 5 Year Government Credit Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index
Accumulated Value			10,000				10,157			10,285			10,427			10,950			11,465			11,353			10,730		11,254		11,677		12,390
Bloomberg U S Aggregate Float Adjusted C000007063 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index
Bloomberg U S Aggregate Float Adjusted C000081425 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index
Bloomberg U S Aggregate Float Adjusted C000007064 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value			5,000,000				5,137,645.477			5,324,016.928			5,319,818.336			5,791,764.071			6,240,358.598			6,142,021.621			5,339,400.019		5,638,187.124		5,712,932.807		6,124,806.641
Bloomberg U S Aggregate Float Adjusted C000170279 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value		$ 3,000,000,000		$ 2,938,290,062.26				$ 3,044,878,456.51			$ 3,042,477,224.23			$ 3,312,389,476.55			$ 3,568,946,852.18			$ 3,512,706,583.21			$ 3,053,676,257.41			$ 3,224,556,709.77		$ 3,267,304,793.35		$ 3,502,861,099.72
Bloomberg U S Aggregate Float Adjusted C000007062 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index
Bloomberg U S Aggregate Float Adjusted C000046844 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index
Bloomberg U S Treasury Inflation Protected Securities C000054351 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,234,166			5,391,554			5,323,524			5,772,182			6,406,679			6,788,267			5,984,149		6,217,255		6,331,413		6,775,243
Bloomberg U S Treasury Inflation Protected Securities C000054350 Index [Member]
Account Value [Line Items]
Accumulated Value			50,000				52,342			53,916			53,235			57,722			64,067			67,883			59,841		62,173		63,314		67,752
Bloomberg U S Treasury Inflation Protected Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation Protected Securities Index
Accumulated Value			$ 10,000				$ 10,468			$ 10,783			$ 10,647			$ 11,544			$ 12,813			$ 13,577			$ 11,968		$ 12,435		$ 12,663		$ 13,550
Bloomberg U S Aggregate Float Adjusted C000075027 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index
Bloomberg U S Aggregate Float Adjusted C000075028 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Float Adjusted Index